Financial instruments (Tables)	3 Months Ended	6 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Investments, All Other Investments [Abstract]
Schedule of Assets and Liabilities Classified , Changes in the Observability of Valuation Inputs Measured using Level 3 Inputs	As of September 30, 2024, the Company’s milestone payment liability was measured using level three inputs. The milestone payment liability relates to contingent milestone payments for the
REM-001
program that was acquired in the Adgero merger (note 1).

	September 30, 2024
Liability	Level 1	Level 2	Level 3
Milestone payment liability	—	—	188

$ (in thousands)
Balance - June 30, 2024	186
Change in fair value estimate	2

Balance - September 30, 2024	188

As of December 31, 2023, the Company’s milestone payment liability was measured using level 3 inputs. The milestone payment liability relates to contingent milestone payments for the
REM-001
program that was acquired in the Adgero merger (note 1).

	December 31, 2023
Liability	Level 1	Level 2	Level 3
Milestone payment liability	—	—	179

$ (in thousands)
Balance - June 30, 2023	166

Change in fair value estimate	13

Balance - December 31, 2023	179